Right-of-Use Assets and Leases - Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Office Rental Depreciation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Presentation of leases for lessee [abstract]
Interest expense	¥ 72	¥ 58